Provisions - Restructuring costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions	$ 117,795,000	$ 107,516,000	$ 142,727,000
Restructuring provision [member]
Disclosure of other provisions [line items]
Provisions	1,535,000	5,735,000	$ 15,243,000
Settlement Paid By Company	3,640,000
Restructuring provision [member] | Chateau Feuillet Facility
Disclosure of other provisions [line items]
Provisions	$ 1,535,000	$ 5,735,000